Lincoln Benefit Life Company

1221 N Street, Suite 200

Lincoln, Nebraska 68508

Phone: (888) 674-3667

April 1, 2016

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.    20549

RE:	Lincoln Benefit Life Company

Post-Effective Amendment No. 1 to Registration Statement on Form S-1

File No. 333-203372

Members of the Commission:

Submitted for filing under the Securities Act of 1933 is the above-referenced Post-Effective Amendment No. 1 to Registration Statement on Form S-1.

We represent and acknowledge that:

●	Should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

●	The Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

●	The Staff’s comments, the Registrant’s changes to the disclosure in response to the Staff’s comments, or the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from this responsibility; and

●	The Registrant may not assert this action or the Staff’s comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please direct any questions or comments to me at (203) 653-3886.    Thank you.

Very truly yours,

/s/ Robyn Wyatt
Robyn Wyatt
Chief Financial Officer, Treasurer and
Executive Vice President

Enclosure